PIMCO Funds

Supplement Dated June 1, 2016 to the

Tax-Efficient Strategy Funds Prospectus dated July 31, 2015, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO California Intermediate Municipal Bond Fund, PIMCO

California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal

Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO New York

Municipal Bond Fund (each, a “Fund,” and collectively, the “Funds”)

Effective immediately, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is managed by David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each such Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by David Hammer. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since August 2015.

In addition, effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly managed by Julie Callahan and David Hammer. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each such Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Julie Callahan and David Hammer. Ms. Callahan is a Senior Vice President of PIMCO, and she has managed the Fund since August 2015. Mr. Hammer is an Executive Vice President of PIMCO, and he has managed the Fund since June 2016.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO California Intermediate Municipal Bond	Julie Callahan	8/15

Senior Vice President, PIMCO. Ms. Callahan joined PIMCO in 2011 and is a member of the municipal bond portfolio management team. Prior to joining PIMCO, she served as a portfolio manager for municipal separately managed accounts at Western Asset Management Company. Previously, she was a director and portfolio manager for municipal money market funds with Citigroup Asset Management.

PIMCO California Short Duration Municipal Income		1/14
PIMCO National Intermediate Municipal Bond		8/15
PIMCO Short Duration Municipal Income		1/14

PIMCO California Intermediate Municipal Bond	David Hammer	6/16

Executive Vice President, PIMCO. Mr. Hammer is the head of the municipal bond portfolio management team. He rejoined PIMCO in May 2015 after serving as Managing Director and Head of Municipal Trading, Risk Management and Research at Morgan Stanley, and previously he was a Senior Vice President of PIMCO. Prior to joining PIMCO in 2012, he was an Executive Director for Morgan Stanley, where he served as head of the high yield and distressed municipal bond trading group.

PIMCO California Municipal Bond		8/15
PIMCO California Short Duration Municipal Income		8/15
PIMCO High Yield Municipal Bond		8/15
PIMCO Municipal Bond		8/15
PIMCO National Intermediate Municipal Bond		6/16
PIMCO New York Municipal Bond		8/15
PIMCO Short Duration Municipal Income		8/15

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_060116

PIMCO Funds

Supplement dated June 1, 2016 to the

Statement of Additional Information dated July 31, 2015, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO California Intermediate Municipal Bond Fund, PIMCO

California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal

Bond Fund, PIMCO National Intermediate Municipal Bond Fund and PIMCO New York

Municipal Bond Fund

Effective immediately, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is managed by David Hammer. In addition, effective immediately, each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly managed by Julie Callahan and David Hammer.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective June 1, 2016, each of the PIMCO California Municipal Bond Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund and PIMCO New York Municipal Bond Fund is managed by David Hammer, and each of the PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund is jointly managed by Julie Callahan and David Hammer. Information pertaining to accounts managed by Mr. Hammer is as of July 31, 2015.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_060116